Selected Statement of Operations Data - Schedule of Revenue by Major Customers (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Percentage of revenue maximum	10.00%